Earnings (Loss) per Share - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Net income allocated to participating securities	$ 0	$ 0	$ 0	$ 105,795	$ 85,209	$ 0